American Century Investments®
Quarterly Portfolio Holdings
Small Cap Dividend Fund
June 30, 2026

Small Cap Dividend Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.9%
Air Freight and Logistics — 1.0%
Hub Group, Inc., Class A	23,306	1,020,570
Automobile Components — 2.7%
Garrett Motion, Inc.	41,212	1,493,111
Patrick Industries, Inc.(1)	4,404	395,391
Visteon Corp.	10,652	1,056,785
		2,945,287
Banks — 14.7%
Atlantic Union Bankshares Corp.	31,038	1,313,218
Bank7 Corp.	39,159	1,916,833
Central BanCo, Inc., Class A	23,318	708,401
Columbia Banking System, Inc.	67,048	2,148,889
CVB Financial Corp.	9,537	215,059
Esquire Financial Holdings, Inc.	9,166	1,091,762
Home BancShares, Inc.	94,530	2,698,832
International Bancshares Corp.	23,719	1,801,458
Lakeland Financial Corp.	6,420	396,242
Northpointe Bancshares, Inc.	31,292	600,181
Old National Bancorp	80,646	2,088,731
Provident Financial Services, Inc.	31,802	751,799
		15,731,405
Building Products — 1.8%
Tecnoglass, Inc.	41,417	1,938,730
Capital Markets — 4.4%
GCM Grosvenor, Inc., Class A	88,405	1,087,382
Marex Group PLC	39,615	2,414,534
Oppenheimer Holdings, Inc., Class A	12,050	1,271,757
		4,773,673
Chemicals — 2.9%
Ashland, Inc.	23,921	1,576,155
Avient Corp.	28,295	1,045,783
Minerals Technologies, Inc.	6,933	512,834
		3,134,772
Commercial Services and Supplies — 1.7%
Brink's Co.	18,960	1,791,530
Construction Materials — 1.3%
Titan America SA(1)(2)	77,163	1,439,862
Containers and Packaging — 1.3%
Graphic Packaging Holding Co.	134,213	1,418,631
Electrical Equipment — 1.7%
Hammond Power Solutions, Inc.(1)	7,579	1,855,459
Electronic Equipment, Instruments and Components — 4.7%
Avnet, Inc.	7,851	697,326
Ingram Micro Holding Corp.	70,078	1,922,239
Vishay Intertechnology, Inc.	44,269	2,380,787
		5,000,352
Energy Equipment and Services — 2.9%
Flowco Holdings, Inc., Class A	68,675	1,465,524
HMH Holding, Inc., Class A(2)	38,982	730,523
Kodiak Gas Services, Inc.	11,436	859,187

Liberty Energy, Inc.	2,586	67,727
		3,122,961
Financial Services — 3.2%
Enact Holdings, Inc.(1)	6,570	300,315
EVERTEC, Inc.	111,361	3,093,608
		3,393,923
Gas Utilities — 0.6%
Southwest Gas Holdings, Inc.	7,837	694,985
Ground Transportation — 2.0%
Heartland Express, Inc.	101,940	1,551,527
Marten Transport Ltd.	33,386	579,247
		2,130,774
Health Care Equipment and Supplies — 0.6%
Teleflex, Inc.	4,729	599,448
Health Care REITs — 2.0%
American Healthcare REIT, Inc.	6,305	328,806
LTC Properties, Inc.	48,606	1,868,900
		2,197,706
Hotel & Resort REITs — 1.9%
Ryman Hospitality Properties, Inc.	15,489	1,991,111
Hotels, Restaurants and Leisure — 2.3%
Papa John's International, Inc.(1)	30,413	1,118,286
Vail Resorts, Inc.(1)	9,702	1,320,927
		2,439,213
Household Durables — 1.0%
KB Home	17,582	1,100,457
Household Products — 1.1%
Spectrum Brands Holdings, Inc.	14,314	1,227,426
Industrial REITs — 2.1%
Americold Realty Trust, Inc.	69,284	1,089,144
Terreno Realty Corp.	18,171	1,176,936
		2,266,080
Insurance — 2.2%
Axis Capital Holdings Ltd.	18,658	2,004,615
Pelagos Insurance Capital Ltd.	12,833	312,484
		2,317,099
Leisure Products — 1.1%
Brunswick Corp.	14,084	1,186,436
Life Sciences Tools and Services — 1.1%
Bruker Corp.	11,969	720,295
Mesa Laboratories, Inc.	4,835	481,324
		1,201,619
Machinery — 2.9%
Albany International Corp., Class A	25,775	1,920,237
Kennametal, Inc.	18,041	632,337
Luxfer Holdings PLC	31,418	566,781
		3,119,355
Media — 4.3%
Entravision Communications Corp., Class A	167,521	2,184,474
John Wiley & Sons, Inc., Class A	36,374	1,764,503
Townsquare Media, Inc., Class A(1)	93,416	660,451
		4,609,428
Multi-Utilities — 0.7%
Northwestern Energy Group, Inc.	11,036	790,398

Oil, Gas and Consumable Fuels — 11.4%
Chord Energy Corp.	11,924	1,362,913
Crescent Energy Co., Class A	151,952	1,492,159
Hess Midstream LP, Class A	40,020	1,504,752
Mach Natural Resources LP	129,499	1,636,867
Magnolia Oil & Gas Corp., Class A	48,256	1,234,389
Northern Oil & Gas, Inc.	51,141	928,209
TXO Partners LP	143,146	1,789,325
WhiteHawk Minerals Corp., Class A(2)	80,755	2,246,604
		12,195,218
Personal Care Products — 2.4%
Edgewell Personal Care Co.	97,449	2,617,480
Professional Services — 1.9%
Korn Ferry	19,472	1,296,446
Science Applications International Corp.	6,717	741,624
		2,038,070
Retail REITs — 1.0%
Getty Realty Corp.	30,513	1,017,914
Semiconductors and Semiconductor Equipment — 2.9%
Amkor Technology, Inc.	14,572	1,256,544
Kulicke & Soffa Industries, Inc.	14,007	1,873,576
		3,130,120
Software — 1.0%
Opera Ltd., ADR(1)	55,325	1,097,095
Specialized REITs — 1.4%
EPR Properties	26,009	1,508,782
Specialty Retail — 2.7%
Bath & Body Works, Inc.	88,308	2,042,564
Build-A-Bear Workshop, Inc.(1)	26,718	817,838
		2,860,402
Textiles, Apparel and Luxury Goods — 0.8%
Kontoor Brands, Inc.	10,717	893,155
Tobacco — 1.0%
Turning Point Brands, Inc.	13,257	1,124,326
Trading Companies and Distributors — 2.2%
Applied Industrial Technologies, Inc.	2,508	848,080
EquipmentShare.com, Inc., Class A(2)	74,809	1,470,745
		2,318,825
TOTAL COMMON STOCKS (Cost $94,205,579)		106,240,077
PREFERRED SECURITIES — 0.6%
Financial Services — 0.6%
Compass Diversified Holdings, 7.875% (Cost $471,781)	27,669	612,869
SHORT-TERM INVESTMENTS — 7.8%
Money Market Funds — 7.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,206,306	2,206,306
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,119,533	6,119,533
TOTAL SHORT-TERM INVESTMENTS (Cost $8,325,839)		8,325,839
TOTAL INVESTMENT SECURITIES — 107.3% (Cost $103,003,199)		115,178,785
OTHER ASSETS AND LIABILITIES — (7.3)%		(7,827,207)
TOTAL NET ASSETS — 100.0%		$107,351,578

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	129,793	USD	91,579	Goldman Sachs & Co. LLC	9/25/26	$284
CAD	143,209	USD	101,270	Goldman Sachs & Co. LLC	9/25/26	89
USD	39,943	CAD	56,433	Bank of America NA	9/25/26	2
USD	77,283	CAD	109,259	Bank of America NA	9/25/26	(47)
USD	810,957	CAD	1,143,957	Goldman Sachs & Co. LLC	9/25/26	1,301
USD	810,993	CAD	1,143,956	JPMorgan Chase Bank NA	9/25/26	1,337
						$2,966

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,072,652. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,296,727, which includes securities collateral of $2,177,194.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$104,384,618	$1,855,459	—
Preferred Securities	612,869	—	—
Short-Term Investments	8,325,839	—	—
	$113,323,326	$1,855,459	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,013	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$47	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.